UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                           Form 13F

                     Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]  is a restatement.
                                  [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     Hovde Capital Advisors LLC
Address:  1826 Jefferson Place, NW
          Washington, D.C. 20036

Form 13F File Number:  28-10714

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard J. Perry, Jr.
Title:    Managing Member
Phone:    (202) 775-8109

Signature, Place, and Date of Signing:

/s/ Richard J. Perry, Jr.  Washington, D.C.   August 12, 2004
-------------------------  ----------------   ----------------
Richard J. Perry, Jr.      [City, State]      [Date]

Report Type  (Check only one.):

[X]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[ ]  13F COMBINATION REPORT.


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                     FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Table Value Total:	$ 204,072 (thousands)



List of Other Included Managers:   NONE



Provide a numbered list of the name(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                 FORM 13F INFORMATION TABLE

                                 TITLE OF             VALUE   SHRS OR  SH/ PUT/   INVESTMENT    OTHER  VOTING AUTHORITY
         NAME OF ISSUER          CLASS      CUSIP    (x1000)  PRN AMT  PRN CALL   DISCRETION    MGRS   SOLE  SHARED    NONE
ANCHOR BANCORP WISCONSIN INC     COM      032839102    3,436  129,945   SH           SOLE                    14,575  115,370
ASTORIA FINANCIAL CORP           COM      046265104    3,496   95,580   SH           SOLE                    11,305   84,275
FEDERAL AGRIC MTG CORP-CL C      COM      313148306    2,461  102,842   SH           SOLE                    12,137   90,705
ASSURANT INC			 COM 	  04621X108    7,416  281,125   SH           SOLE                    33,275  247,850
ALLSTATE CORP                    COM      020002101   11,292  242,570   SH           SOLE                    28,595  213,975
AMCORE FINANCIAL INC             COM      023912108    3,351  111,102   SH           SOLE                    14,094   97,008
AMSOUTH BANCORPORATION           COM      032165102    5,346  209,880   SH           SOLE                    24,840  185,040
ATLANTIC BANCGROUP INC           COM      048221105    1,182   44,200   SH           SOLE                             44,200
THE BANCORP                      COM-RES  05969F104      443   25,000   SH           SOLE                             25,000
BEAR STEARNS COMPANIES INC       COM      073902108    1,227   14,550   SH           SOLE                     1,730   12,820
CAMBRIDGE BANCORP                COM      132152109      420   13,700   SH           SOLE                             13,700
CB BANCSHARES INC/HAWAII         COM      124785106    9,692  104,752   SH           SOLE                    13,771   90,981
CIT GROUP INC                    COM      125581108    4,280  111,776   SH           SOLE                    13,246   98,530
COAMERICA INC                    COM      200340107    2,143   39,042   SH           SOLE                     4,932   34,110
COMMUNITY BANCORP INC            COM      20342P109    4,900  206,744   SH           SOLE                            206,744
COLONIAL BANCGROUP INC           COM      195493309    4,697  258,521   SH           SOLE                    31,580  226,941
CENTRAL PACIFIC FINANCIAL CO     COM      154760102      994   36,130   SH           SOLE                             36,130
COMMUNITY WEST BANCSHARES        COM      204157101      371   42,900   SH           SOLE                     8,650   34,250
DCB FINANCIAL CORP               COM      233075100    1,801   76,783   SH           SOLE                             76,783
EFC BANCORP INC                  COM      268423100      880   37,849   SH           SOLE                     3,394   34,455
EAGLE BANCORP INC                COM      268948106      251   13,910   SH           SOLE                             13,910
ENDURANCE SPECIALTY HOLDINGS     COM      016404934    4,563  131,125   SH           SOLE                    15,316  115,809
EVERGREENBANCORP INC             COM      300349107       88    5,000   SH           SOLE                              5,000
FOOTHILL INDEPENDENT BANCORP     COM      344905104    1,251   59,630   SH           SOLE                     8,087   51,543
FREDDIE MAC                      COM      313400301    9,010  142,336   SH           SOLE                    16,706  125,630
HIBERNIA CORP  -CL A             COM      428656102    8,419  346,455   SH           SOLE                    41,495  304,960
JACKSONVILLE BANCORP INC FL      COM      469249106    1,192   47,129   SH           SOLE                             47,129
JP MORGAN CHASE & CO             COM      46625H100    7,333  189,150   SH           SOLE                    15,050  174,100
KEYCORP                          COM      493267108    6,827  228,401   SH           SOLE                    27,201  201,200
K-FED BANCORP                    COM      48246S101    2,523  197,880   SH           SOLE                    23,185  174,695
MAXCOR FINANCIAL GROUP INC       COM      57772G100    4,114  383,785   SH           SOLE                    48,988  334,797
MB FINANCIAL INC                 COM      55264U108    3,341   90,759   SH           SOLE                             90,759
NATIONAL MERCANTILE BANCORP      COM      636912206    2,290  235,100   SH           SOLE                            235,100
MIDWEST BANC HOLDINGS INC        COM      598251106      552   24,750   SH           SOLE                             24,750
MERRILL LYNCH & CO INC           COM      590188108    2,201   40,777   SH           SOLE                      4,822  35,955
MALAGA FINANCIAL CORP            COM      561046103       32    2,445   SH           SOLE                              2,445
MERCHANTS & MFRS BANCORP         COM      588327106    1,313   39,490   SH           SOLE                             39,490
MONTPELIER RE HOLDINGS LTD       COM      015564474    8,014  229,290   SH           SOLE                     27,144 202,146
NEWALLIANCE BANCSHARES INC       COM      650203102    3,477  249,102   SH           SOLE                     29,365 219,737
BANK ONE CORP                    COM      06423A103    2,449   48,015   SH           SOLE                     11,730  36,285
OLD REPUBLIC INTL CORP           COM      680223104    7,117  300,063   SH           SOLE                     35,461 264,602
PFF BANCORP INC                  COM      69331W104    2,320   62,300   SH           SOLE                      7,565  54,735
EPLUS INC                        COM      294268107    6,204  580,910   SH           SOLE                     91,208 489,702
PARTNERRE LTD                    COM      010695988    5,784  101,960   SH           SOLE                     12,125  89,835
PRUDENTIAL FINANCIAL INC         COM      744320102    9,107  195,974   SH           SOLE                     23,044 172,930
REINSURANCE GROUP OF AMERICA     COM      759351109    5,719  140,685   SH           SOLE                     16,706 123,979
SAFETY INSURANCE GROUP INC       COM      78648T100    6,064  283,103   SH           SOLE                     33,494 249,609
SERVICE BANCORP INC              COM      81756X103    1,305   48,350   SH           SOLE                      4,485  43,865
STANCORP FINANCIAL GROUP         COM      852891100    8,118  121,165   SH           SOLE                     14,375 106,790
ST PAUL TRAVELERS COS INC/TH     COM      792860108    5,689  140,335   SH           SOLE                     16,795 123,540
STERLING BANK                    COM      858910102      339   31,500   SH           SOLE                             31,500
WESTCORP                         COM      957907108    7,240  159,295   SH           SOLE                     18,845 140,450
TOTAL                                                204,072

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